CONTRIBUTION PLAN (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
China
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Contributions for employee benefits	¥ 165,472	¥ 118,864	¥ 99,013